Investment Objectives and Goals - USCF Oil Plus Bitcoin Strategy Fund	Dec. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — USCF OIL PLUS BITCOIN STRATEGY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The USCF Oil Plus Bitcoin Strategy Fund (the “Fund”) seeks total return.